Document and Entity Information	12 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2013
Registrant Name	READY ASSETS PRIME MONEY FUND
Central Index Key	0000065109
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Aug 28, 2013

READY ASSETS PRIME MONEY FUND
Fund Overview Key Facts About Ready Assets Prime Money Fund
Investment Objective
The investment objective of Ready Assets Prime Money Fund (the “Fund”) is to seek preservation of capital, liquidity and the highest possible current income consistent with this objective available from investing in a diversified portfolio of short-term money market securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	READY ASSETS PRIME MONEY FUND
Management Fee	0.39%
Distribution and/or Service (12b-1) Fees	0.13%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.69%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
READY ASSETS PRIME MONEY FUND	70	221	384	859

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing in a diversified portfolio of short-term money market securities. These securities are generally debt securities and other instruments that mature within 13 months, with certain exceptions. Other than U.S. Government securities and certain U.S. Government agency securities, certain securities issued by U.S. Government sponsored enterprises and instrumentalities and U.S. Treasury obligations, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized statistical rating organization or in unrated instruments that, in the opinion of Fund management, are of similar credit quality. The money market securities in which the Fund may invest include repurchase agreements, reverse repurchase agreements, variable and floating rate obligations, municipal variable rate demand obligations, foreign short-term debt obligations and other short-term obligations, such as mortgage- or asset-backed instruments.

In seeking to achieve the Fund’ s investment objective, Fund management varies the kinds of money market securities in the portfolio and the average maturity of the portfolio. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
Principal Risks of Investing in the Fund
The Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
  Foreign Securities Risk — Investing in foreign securities involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibility of higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Regulatory Risk — In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulation, which, if adopted, may affect the Fund’s operations and/or return potential.
  Repurchase Agreement Risk— If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the risk that the other party to the reverse repurchase agreement may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.
  Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS Ready Assets Prime Money Fund As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of June 30, 2013 was 0.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	10 Years
READY ASSETS PRIME MONEY FUND	none	0.57%	1.60%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	READY ASSETS PRIME MONEY FUND
Prospectus Date	rr_ProspectusDate	Aug 28, 2013
READY ASSETS PRIME MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About Ready Assets Prime Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Ready Assets Prime Money Fund (the “Fund”) is to seek preservation of capital, liquidity and the highest possible current income consistent with this objective available from investing in a diversified portfolio of short-term money market securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in a diversified portfolio of short-term money market securities. These securities are generally debt securities and other instruments that mature within 13 months, with certain exceptions. Other than U.S. Government securities and certain U.S. Government agency securities, certain securities issued by U.S. Government sponsored enterprises and instrumentalities and U.S. Treasury obligations, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized statistical rating organization or in unrated instruments that, in the opinion of Fund management, are of similar credit quality. The money market securities in which the Fund may invest include repurchase agreements, reverse repurchase agreements, variable and floating rate obligations, municipal variable rate demand obligations, foreign short-term debt obligations and other short-term obligations, such as mortgage- or asset-backed instruments.

		In seeking to achieve the Fund’ s investment objective, Fund management varies the kinds of money market securities in the portfolio and the average maturity of the portfolio. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
  Foreign Securities Risk — Investing in foreign securities involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibility of higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Regulatory Risk — In 2010, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which imposed new liquidity, credit quality and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulation, which, if adopted, may affect the Fund’s operations and/or return potential.
  Repurchase Agreement Risk— If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the risk that the other party to the reverse repurchase agreement may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.
  Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/moneymarketreports
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Ready Assets Prime Money Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2012). The year-to-date return as of June 30, 2013 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
READY ASSETS PRIME MONEY FUND | READY ASSETS PRIME MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
2003	rr_AnnualReturn2003	0.67%
2004	rr_AnnualReturn2004	0.83%
2005	rr_AnnualReturn2005	2.61%
2006	rr_AnnualReturn2006	4.41%
2007	rr_AnnualReturn2007	4.81%
2008	rr_AnnualReturn2008	2.62%
2009	rr_AnnualReturn2009	0.24%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	1.60%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	READY ASSETS PRIME MONEY FUND
Prospectus Date	rr_ProspectusDate	Aug 28, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2013